Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clark Fork Trust
Entity Central Index Key	0001506980
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Tarkio Fund
Shareholder Report [Line Items]
Fund Name	TARKIO FUND
Class Name	Tarkio Fund - TARKX
Trading Symbol	TARKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Tarkio Fund - TARKX (the “Fund”) for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tarkiofund.com. You can also request this information by contacting us at 1-866-738-3629.
Additional Information Phone Number	1-866-738-3629
Additional Information Email	https://tarkiofund.com
Expenses [Text Block]

What were the Fund costs for the past YEAR?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Tarkio Fund	$103	1.00%

*Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The investment strategy of the Tarkio Fund (the “Fund”) is to use our criteria to identify companies whose leaders and whose culture can, over time, give them a competitive advantage (including by engaging employees, delighting customers, adapting and innovating, continuously achieving efficiencies, and continually improving in general) through the lens of (1) Humility, Integrity and Trust; (2) Long-Term Focus; (3) Purpose and Passion; (4) Teamwork: Cooperation, Not Competition; (5) Employee Empowerment: Driving Fear Out of the Organization; and (6) Disciplined Capital Allocation. Decisions whether to sell in order to reduce or to eliminate a position depends on whether and to what extent the company’s culture and leadership may drift away from our criteria. Otherwise, our intention is to hold through whatever may occur, including short-term economic cycles and geopolitical and macroeconomic events.

As is typically the case, the stock prices of all the companies in the Fund’s portfolio were subject to a high degree of volatility throughout the period, just like the rest of the market in general. The market generally gained throughout the first half of the year ending May 31, 2025, followed by a precipitous drop and subsequent recovery. The downs and ups of the Fund generally followed the timing of the overall market throughout the Fund’s fiscal year. The Fund’s performance during the fiscal year ending May 31, 2025 was 9.68% while the S&P 500® Index was up 13.52% during the same period. The companies with the largest share price increases affecting the Fund’s performance during the period were Lumen Technologies (LUMN, +204%), GE Vernova (GEV, +169%), Ciena (CIEN, +66%), and Lumentum (LITE, +66%). The Fund’s worst performers over the same period were MillerKnoll (MLKN, -39%), Enovis (ENOV, -38%), Nucor Corporation (NUE, -35%), and Cognex (CGNX, -34%).

We believe that the significant fluctuations of the market and individual stocks during the fiscal year, due to various geopolitical and macroeconomic events, represented reactions to short-term, temporary conditions. In response to those fluctuations, we purchased a substantial amount of additional stock in a number of what we believe to be high quality holdings at prices that we believe will provide significant increased value for the Fund’s long-term shareholders (Cognex, Manitowoc (MTW), ATS, Lumen, Columbus McKinnon (CMCO) and International Paper (IP). We believe we are in a better position than ever to continue to build and compound meaningful wealth for our long-term partners/shareholders in the Fund.

Russ, Michele, Ginger, Jeremy & Dominic

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	HOW DID THE FUND PERFORM DURING THE LAST TEN YEARS? AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Tarkio Fund	9.68%	14.69%	9.20%
S&P 500 ® Index	13.52%	15.93%	12.85%

Net Assets	$ 160,665,495
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 1,245,553
Investment Company, Portfolio Turnover	16.24%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$160,665,495	33	16.24%	$1,245,553

Holdings [Text Block]
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

1.	General Electric Co.	15.25%
2.	Lumen Technologies, Inc.	10.26%
3.	Cognex Corp.	9.00%
4.	The Manitowoc Co., Inc.	8.89%
5.	GE Vernova, Inc.	6.47%
6.	Danaher Corp.	4.55%
7.	ESAB Corp.	4.53%
8.	ATS Corp. (Canada)	3.91%
9.	Parker Hannifin Corp.	3.53%
10.	MillerKnoll, Inc.	3.31%
	Total % of Net Assets	69.70%

Updated Prospectus Phone Number	1-866-738-3629
Updated Prospectus Web Address	https://tarkiofund.com